Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Segment Information

Note 11. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Operating expenses:
General and administrative	$2,135	$2	$5,655	$7
Development costs	155	16	244	53
Total operating expenses	$2,290	$18	$5,899	$60

The key measures of segment profit or loss reviewed by the CODM are general and administrative expenses and development costs. General and administrative expenses and development costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a potential business combination with a SPAC. The CODM also reviews general and administrative and development costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Note 10. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Years Ended December 31,
	2024	2023
General and administrative expenses	$77,567	$2,358
Development costs	74,736	41,344
Total operating expenses	$152,303	$43,702